Expenses for shipping activities and other expenses from operating activities - General Administrative Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee		Dec. 31, 2016 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (16,247)	$ (12,853)		$ (12,754)
Social security costs	(3,746)	(2,511)		(2,532)
Provision for employee benefits (Note 16)	(616)	(827)		(261)
Equity-settled share-based payments (Note 22)	(37)	(313)		(406)
Other employee benefits	(7,607)	(3,148)		(3,178)
Employee benefits	(28,253)	(19,652)		(19,131)
Administrative expenses	(33,485)	(22,579)		(21,264)
Tonnage Tax	(4,436)	(4,772)		(4,246)
Claims	(100)	(25)		(13)
Provisions	42	160		603
Total general and administrative expenses	$ (66,232)	$ (46,868)	[1]	$ (44,051)	[1]
Average number of full time equivalents (shore staff) | employee	161.77	150.49		139.44

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.